Income Taxes (Tables)	12 Months Ended
Apr. 30, 2012
Income Tax Disclosure [Abstract]
Provision for Income Taxes
	April 30,	April 30,	April 30,
	2012	2011	2010

Deferred tax asset attributable to:
Current operations	$97,767	$(791,737)	$(59,904)
Less: loss on debt settlement	-	97,350	-
Gain in transfer of mineral interest	(329,909)
Change in derivative liabilities	(1,527)	(398,893	-
Warrant liabilities	-	432,880	-
Amortization of Beneficial Conversion Feature	5,251	246,192	-
Stock-based compensation	80,000
Valuation allowance	148,418	414,208	59,904
Net refundable amount	$-	$-	$-

Scheduled of Deferred Tax Assets
	April 30,	April 30,	April 30,
	2012	2011	2010
Deferred tax assets:
Net operating loss carry forward	$(391,069)	$2,987,708	$210,191
Less: loss on debt settlement	-	(367,357)	-
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257	-
Warrant liability	-	(1,633,510)	-
Amortization on BCF	(21,006)	(929,025)	-
Stock-based compensation	(320,000)	-	-
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	$-	$-	$-

Summary of Operating Loss Carryforwards
Year of Expiry	Taxable Losses
2027	$42,609
2028	98,796
2029	140,425
2030	210,191
2031	1,563,073
2032	593,671
$2,648,765